6. Accounts receivable, net	12 Months Ended
Dec. 31, 2012
Accounts receivable, net

6	Accounts receivable, net

	2012	2011
	US$’000	US$’000

Accounts receivable	3,186	3,900
Less: Allowance for doubtful debts	(97)	(156)
	3,089	3,744

The following is an age analysis of past due account receivables as of December 31, 2012 and 2011:

	2012	2011
	US$’000	US$’000

Current	1,698	2,324
30-59 days past due	440	730
60-89 days past due	302	92
Greater than 90 days	649	598
	3,089	3,744

ZHEJIANG
Accounts receivable, net
6	Accounts receivable, net

	2012	2011
	RMB’000	RMB’000

Accounts receivable	245,892	208,558
Less: Allowance for doubtful debts	(19,522)	(20,795)

	226,370	187,763